Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 133	$ 1,761	$ 956
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	116	(82)	(35)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	30.50%	(1.60%)	(1.30%)
Total Income Tax Expense (Benefit)	$ 249	$ 1,679	$ 921
Effective Income Tax Rate Reconciliation, Percent	65.50%	33.40%	33.70%